Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 17,203	$ 15,922
Securities financing transactions	5,798	6,927
Over-the-counter debt instruments and other	5,698	1,566
Funding from UBS Group AG	5,342	2,950
Total other financial liabilities designated at fair value	$ 34,041	$ 27,366